Interest in Other Entities (Details) - Schedule of statement of financial position - Gix internet [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Interest in Other Entities (Details) - Schedule of statement of financial position [Line Items]
Current assets	[1]	$ 23,145		$ 11,515
Non-current assets	[1]	19,191		7,405
Current liabilities	[1]	26,832		8,748
Non-current liabilities	[1]	6,543		2,865
Equity	[1]	8,960		7,307
Equity attributable to Gix shareholders		4,130	[1]	2,994	[1]	$ (3,070)
Non-controlling interests	[1]	$ 4,830		$ 4,312

[1]	translated at the closing rate at the date of the statement of financial position